Annual Total Returns - FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro - FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro - Fidelity New Millennium ETF	Feb. 26, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 02, 2020
Fidelity New Millennium ETF
Bar Chart Table:
Annual Return 2021	24.46%
Annual Return 2022	(0.07%)
Annual Return 2023	25.19%